   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 15, 1999.

                     SECURITIES ACT FILE NO. 333-88929

--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549

                              ___________________

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933   [X]

                       PRE-EFFECTIVE AMENDMENT NO. 2 [X]

                      POST-EFFECTIVE AMENDMENT NO.   [_]

                            SMITH BARNEY MUNI FUNDS
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                388 Greenwich Street, New York, New York  10013
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 816-6474
                 (REGISTRANT'S AREA CODE AND TELEPHONE NUMBER)

                           CHRISTINA T. SYDOR, ESQ.
                            Smith Barney Muni Funds
                             388 Greenwich Street,
                           New York, New York  10013
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH COPIES TO:

    BURTON M. LEIBERT, ESQ.                        DAVID M. CARTER, ESQ.
   Willkie Farr & Gallagher                         Hunton & Williams
      787 Seventh Avenue                  600 Peachtree Street, N.E., Suite 4100
   New York, NY  10019-6099                     Atlanta, Georgia  30308-2216

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective.

                     TITLE OF SECURITIES BEING REGISTERED:
  Shares of Beneficial Interest ($.001 par value) of the Georgia Portfolio, a
                           Series of the Registrant

                              ___________________

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

--------------------------------------------------------------------------------

                                    PART A

            INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

        Part A of this Registration Statement on Form N-14 (the "Registration Statement") is incorporated by reference into this Pre-Effective Amendment No. 2 to the Registration Statement from the initial filing of the Registration Statement with the Securities and Exchange Commission on October 13, 1999.

                                    PART B

        INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 15, 1999

                         Acquisition of the Assets of

                  ALTERMAN INVESTMENT FUND, INC. ("Alterman")
                       182 Hilderbrand Drive, Suite 102
                            Atlanta, Georgia  30328
                                (404) 237-9891

                       By and in Exchange for Shares of

                             THE GEORGIA PORTFOLIO
                             ("Georgia Portfolio")
                                  a series of
                            SMITH BARNEY MUNI FUNDS
                             388 Greenwich Street
                           New York, New York  10013
                                (212) 816-6474

     This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets of Alterman to the Georgia Portfolio, a series of Muni Funds, in exchange for Class A shares of the Georgia Portfolio and the assumption by the Georgia Portfolio of stated liabilities of Alterman, consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.

     1. Statement of Additional Information for the Georgia Portfolio, dated July 29, 1999.

     2.   Annual Report of the Georgia Portfolio for the year ended March 31,
          1999.

     3.   Annual Report of Alterman for the year ended April 30, 1999.

     This Statement of Additional Information is not a prospectus. A combined Prospectus/Proxy Statement, dated November 15, 1999, relating to the above-referenced matter may be obtained without charge by calling or writing Alterman or the Georgia Portfolio at the applicable telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the combined Prospectus/Proxy Statement.

                             FINANCIAL STATEMENTS

     The Annual Report of the Georgia Portfolio for the year ended March 31, 1999 and the Annual Report of Alterman for the year ended April 30, 1999, each including audited financial statements, notes to the financial statements and report of the independent auditors, are incorporated by reference herein. To obtain a copy of the Annual Reports without charge, please call Alterman at
(800) 861-1844 or the Georgia Portfolio at (800) 451-2010, as applicable.

                  PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of April 30, 1999, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended April 30, 1999 for the Georgia Portfolio and Alterman as adjusted giving effect to the Reorganization.

            PRO FORMA CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                       AS OF APRIL 30, 1999 (UNAUDITED)

                                     Georgia Portfolio       Alterman            Pro forma        Georgia Portfolio
                                         (Actual)            (Actual)            Adjustments        (As adjusted)
                                    ------------------    --------------    -------------------  -------------------
Investments, at value                $      55,926,942    $   22,174,734    $                --  $        78,101,676
Cash                                                              16,283                                      16,283
Other assets less liabilities                  251,853           134,755    $           208,748              595,356
                                     -----------------    --------------    -------------------  -------------------
Net assets                           $      56,178,795    $   22,325,772    $           208,748  $        78,713,315
                                     =================    ==============    ===================  ===================
Shares outstanding                           4,196,035           787,769                879,544            5,863,348
Net asset value per share            $           13.39    $        28.34                         $             13.42

_________________________

                        COMBINED ASSETS AND LIABILITIES
                         AT APRIL 30, 1999 (UNAUDITED)

                                             Georgia Portfolio       Alterman         Pro forma        Georgia Portfolio
                                                  (Actual)           (Actual)        Adjustments         (As adjusted)
                                            ------------------    ---------------  ---------------   -------------------
Assets:
Investments, at value                       $   55,926,941.90     $ 22,174,734.00  $            --   $     78,101,675.90
Cash                                              (283,128.32)          16,283.00               --           (266,845.32)
Receivable for Fund shares sold                     23,459.94                  --               --             23,459.94
Receivable for securities sold                             --                  --               --                    --
Interest receivable                                909,114.59          343,231.00               --          1,252,345.59
Prepaid Expenses                                           --              272.00               --                272.00
                                            -----------------     ---------------   --------------   -------------------
     Total Assets                           $   56,576,388.11     $ 22,534,520.00                    $     79,110,908.11

Liabilities:
Payable for fund shares purchased                   23,192.11                  --               --             23,192.11
Payable for securities purchased                   186,056.72                  --               --            186,056.72
Management fees payable                            129,506.69            3,928.00        (3,928.00)           129,506.69
Distribution fees payable                            6,483.10                  --               --              6,483.10
Servicing fees payable                                 991.39                  --               --                991.39
Dividend payable                                   208,262.03          204,820.00      (204,820.00)           208,262.03
Accrued expenses and other liabilities            (156,899.24)                 --               --           (156,899.24)
                                            -----------------     ---------------   --------------   -------------------
     Total Liabilities                             397,592.80          208,748.00      (208,748.00)           397,592.80

     Total Net Assets                       $   56,178,795.31     $ 22,325,772.00                    $     78,713,315.31

Net assets:
Par value of shares of beneficial interest  $        4,196.29     $  1,969,423.00               --   $      1,973,619.29
Capital paid in excess of par                   54,009,203.26          389,555.00               --         54,398,758.26
Net Assets transferred at 1980 Reorg.                      --       17,957,417.00               --         17,957,417.00
Undistributed/Overdistributed NII                  (11,825.24)         596,364.00          208,748            793,238.76
Accumulated net realized gain/(loss)              (104,287.00)         705,937.00               --            601,650.00
Net unrealized appreciation of investments       2,281,508.00          707,076.00               --          2,988,584.00
                                            -----------------     ---------------   --------------   -------------------
     Total Net Assets                       $   56,178,795.31     $ 22,325,722.00                    $     78,713,315.31

Outstanding Shares:                              4,196,034.74          787,769.00

A                                                2,612,166.01         787,769.000      879,544.089          4,279,479.09
B                                                1,037,740.44                  --               --          1,037,740.44
L                                                  546,128.29                  --               --            546,128.29
Y                                                          --                  --               --                    --

NAV:

A                                           $           13.39     $         28.34          2.11650
B                                           $           13.39                  --               --
L                                           $           13.38                  --               --
Y                                                          --                  --               --

                   PRO FORMA CONDENSED STATEMENT OF OPERATIONS
          FOR THE TWELVE MONTH PERIOD ENDED APRIL 30, 1999 (UNAUDITED)


                                                               Georgia
                                                              Portfolio          Alterman          Pro Forma            Georgia
                                                               (actual)          (actual)         Adjustments          Portfolio
                                                         ---------------------------------------------------------------------------
Investment Income
   Interest Income                                            2,431,531          1,095,629                             3,527,160
           Total Investment Income

Expenses:
  Management Fee                                               $221,437            $24,858            $80,144           $326,439 (2)
  Distribution                                                  175,473                  0            102,594            278,067
  Custody, Accounting, Legal
           & Auditing                                            19,964             70,061            (60,025)            30,000
  Shareholder Servicing                                          25,897              8,220            (11,337)            22,780
  Shareholder Communications                                     12,190                  0                  0             12,190
  Pricing Service                                                 7,418                  0                  0              7,418
  Registration                                                    3,976                  0                  0              3,976
  Trustees\Directors                                              1,766             14,000            (14,000)             1,766
  Taxes & licenses                                                                   9,799             (9,799)                 0
  Office Rent & Expenses                                                            14,916            (14,916)                 0
  Other                                                           3,606              7,775             (5,000)             6,381
                                                         ---------------------------------------------------------------------------
       Total Expenses                                           471,727            149,629             67,661            689,017
  Management Fee Waivers                                        (48,063)                 0             48,063                  0
                                                         ---------------------------------------------------------------------------
       Net Expenses                                            $423,664           $149,629           $115,724           $689,017
                                                         ---------------------------------------------------------------------------
Net investment income (loss)                                 $2,007,867           $946,000           $115,724         $2,838,143
Net Realized and Unrealized Gain (Loss) on
Investments:
      Net realized gain (loss) from Investments                  26,950             26,978                                53,928
      Net unrealized appreciation (depreciation)              2,281,508            161,626                             2,443,134
                                                         ---------------------------------------------------------------------------

Net increase in assets from operations                       $4,316,325         $1,134,604                            $5,335,205
                                                         ===========================================================================

Assumptions for projected expenses:

     (1) For asset based expenses, the net assets of Alterman Investment Fund at 4/30/99 are assumed to be average net assets for the year ended 4/30/99.
     (2)  Based on combined net assets at an annual rate of .45%.
     (3) Based on combined net assets at an annual rate of .15%, .65%, .70% for Class A, B, and L, respectively. Assumes assets of Alterman to be merged into Class A
     (4) Assumes combined entity's expense will equal current Georgia plus approximately $10,000.
     (5) Based on combined net assets at an annual rate of .024%, .045%, and .038% for Class A, B, and L, respectively.
     (6)  The fund currently discontinued waivers.
     (7) Assuming 65 bps expense cap, management fees taken would be approximately 40 bps.

--------------------------------------------------------------------------------
Combined Schedule of Investments                                  April 30, 1999
--------------------------------------------------------------------------------

                                                                                                              GEORGIA PRO FORMA
                                                                          GEORGIA             ALTERMAN            COMBINED
                                                                     FACE                   FACE                FACE
                               SECURITY                             AMOUNT       VALUE     AMOUNT    VALUE     AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------------
Acworth Housing Authority Revenue, 6.125% due 3/1/17                $500,000   $532,500                       $500,000   $532,500
Albany Dougherty County, Inner City Authority, 5.100% due 1/1/07                          $200,000 $208,630    200,000    208,630
Albany Dougherty Payroll Development Authority, 5.200% due 5/15/28 1,000,000    997,500                      1,000,000    997,500
Athens Water & Sewer Revenue, 10.000% due 7/1/01                                           140,000  141,445    140,000    141,445
Atlanta Ad Valorem Property Tax Refunding, 5.000% due 12/1/20        500,000    495,625                        500,000    495,625
Atlanta Urban Residential Finance Authority, Multi-Family
  Housing Revenue:
      Cascade Pines Housing Project, 6.250% due 9/1/10             1,180,000  1,268,500                      1,180,000  1,268,500
      New Community, Series A-1, 5.450% due 11/20/17               1,000,000  1,028,750                      1,000,000  1,028,750
      Shamrock Garden Apartments Project, 6.250% due 4/1/19          500,000    500,625                        500,000    500,625
Atlanta Water Revenue, 5.500% due 11/1/19                          1,000,000  1,068,750                      1,000,000  1,068,750
Bartow County School District, 5.200 % due 5/1/07                                          250,000  267,295    250,000    267,295
Bibb County Development Authority Revenue, 5.000% due 10/1/08      1,000,000    990,000                      1,000,000    990,000
Burke County Development Authority PCR, 7.500% due 1/1/03            285,000    305,663                        285,000    305,663
Butts County COP, 6.750% due 12/1/14                                 250,000    286,250                        250,000    286,250
Camden County Joint Development Authority PCR, 5.000% due 1/1/12     200,000    197,750                        200,000    197,750
Carroll County School District, 3.850% due 4/1/03                                          300,000  301,311    300,000    301,311
Carroll County Water Authority, Water & Sewer Revenue,
  5.250% due 7/1/18                                                1,015,000  1,035,300                      1,015,000  1,035,300
Cartersville Development Authority Revenue Refunding,
  6.125% due 5/1/27                                                  500,000    543,750                        500,000    543,750
Clayton County Water Authority Revenue 5.100% due 5/1/16           1,000,000  1,027,500                      1,000,000  1,027,500
Chatam County School District, 4.500% due 8/1/05                                           500,000  512,395    500,000    512,395
Chatam County School District, 5.300% due 8/1/09                                           200,000  211,910    200,000    211,910
Clarke County Hospital Authority, 5.500% due 1/1/00                                        500,000  507,640    500,000    507,640
Clayton County Hospital Authority, 6.800% due 8/1/04                                       505,000  549,480    505,000    549,480
Clayton County Water and Sewer Authority, 6.100% due 5/1/00                                310,000  318,519    310,000    318,519
Clayton County Water and Sewer AuthorIty, 6.100% due 5/1/01                                175,000  182,665    175,000    182,665
Cobb-Marietta Counties Coliseum and Exhibit Hall Authority,
  10.250% due 2/1/02                                                 135,000    145,125                        135,000    145,125
Cobb-Marietta Counties Coliseum and Exhibit Hall Authority,
  5.625% due 10/1/26                                               1,100,000  1,205,875                      1,100,000  1,205,875
Cobb-Marietta Counties Coliseum and Exhibit Hail Authority,
  7.750% due 2/1/07                                                  680,000    777,750                        680,000    777,750
Cobb County Housing Authority Refunding, 6.875% due 10/1/17          240,000    254,700                        240,000    254,700
Colquitt County Development Authority Revenue,
  zero coupon due 12/1/21                                          1,875,000    527,344                      1,875,000    527,344
Columbia County Courthouse, 5.625% due 2/1/17                      1,000,000  1,061,250                      1,000,000  1,061,250
Cobb County Hospital Authority, 5.500% due 4/1/04                                          500,000  529,730    500,000    529,730
Cobb County Hospital Authority, 3.900% due 4/1/06                                          400,000  392,308    400,000    392,308
Cobb County School District, 5.000% due 2/1/03                                             300,000  313,356    300,000    313,356
Cobb County Water & Sewer Revenue, 4.600% due 7/1/00                                       200,000  203,110    200,000    203,110
Columbia County School District, 4.500% due 4/1/02                                         385,000  393,485    385,000    393,485
Columbus Hospital Authority, 5.200% due 6/1/04                                             320,000  337,270    320,000    337,270
Columbus Water and Sewer Revenue, 8.000% due 5/1/00                                        300,000  306,936    300,000    306,936
Columbus Water and Sewer Revenue, 6.300% due 5/1/07                                        505,000  555,081    505,000    555,081
Coweta County Board of Education, 5.250% due 8/1/99                                        200,000  200,980    200,000    200,980
Coweta County School District, 5.100% due 2/1/00                                           300,000  304,350    300,000    304,350
De Kalb County, 5.300% due 1/1/01                                                          395,000  406,246    395,000    406,246
De Kalb County, 5.800% due 1/1/02                                                          150,000  158,427    150,000    158,427
De Kalb County, 5.000% due 11/1/06                                                         755,000  793,716    755,000    793,716
De Kalb County, 7.150% due 1/1/07                                                          310,000  323,907    310,000    323,907

--------------------------------------------------------------------------------
Combined Schedule of Investments                                  April 30, 1999
--------------------------------------------------------------------------------

                                                                                                               GEORGIA PRO FORMA
                                                                        GEORGIA             ALTERMAN               COMBINED
                                                                    FACE                  FACE                  FACE
                               SECURITY                            AMOUNT     VALUE      AMOUNT    VALUE       AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------------

De Kalb County Housing Authority, Multi-Family Housing Revenue,
  7.050% due 1/1/39                                             $1,000,000 $1,127,500                       $1,000,000 $1,127,500
De Kalb County Housing Authority, Multi-Family Housing Revenue,
  7.750% due 1/1/26                                                300,000    318,366                          300,000    318,366
De Kalb County School District, 4.500% due 7/1/99                                      $ 400,000 $ 400,866     400,000    400,868
De Kalb County School District, 5.600% due 7/1/09                                        300,000   322,122     300,000    322,122
Douglas County School District, 5.000% due 1/1/05                                        195,000   208,262     195,000    208,262
Douglasville-Douglas County Water & Sewer Authority Revenue,
  5.625% due 6/1/15                                                625,000    682,031                           625,000   682,031
Downtown Savannah Development Authority, 4.000% due 8/1/00                               760,000   783,507      760,000   783,507
Downtown Savannah GO, 4.500% due 8/1/07                                                  250,000   252,963      250,000   252,963
Effingham County Development Authority, 5.625% due 7/1/18        1,000,000  1,015,000                         1,000,000 1,015,000
Fayette County Water Revenue, 5.000% due 10/1/08                                         255,000   268,273      255,000   268,273
Federated Georgia Municipal, Cash Trust                                                  530,442   530,442      530,442   530,442
Floyd County Hospital Authority, 5.100% due 7/1/06                                       475,000   497,539      475,000   497,539
Forsyth County School District, 5.250% due 7/1/09                                        200,000   216,630      200,000   216,630
Forsyth County School District Refunding, 5.100% due 7/1/11        500,000    525,625                           500,000   525,625
Fulco Hospital Authority Revenue, 4.875% due 11/15/15            1,000,000    988,750                         1,000,000   988,750
Fulton County Multi-Family Housing Authority Revenue,
  6.300 due 7/1/16                                               1,000,000  1,070,000                         1,000,000 1,070,000
Fulton County Hospital Authority, 4.600% due 10/1/02                                     250,000   256,003      250,000   256,003
Fulton County Housing Authority, 6.600% due 3/1/28                 155,000    163,912                           155,000   163,912
Fulton County School District, 5.375% due 1/1/18                 1,000,000  1,062,500                         1,000,000 1,062,500
Fulton County Water & Sewer Revenue:
     6.375% due 1/1/14                                             290,000    338,938                           290,000   338,938
     6.375% due 1/1/14                                              10,000     11,626                            10,000    11,626
     5.000% due 1/1/18                                           1,000,000    990,000                         1,000,000   990,000
Georgia Local Government, 4.750% due 6/1/28                      2,000,000  1,887,500                         2,000,000 1,887,500
Georgia Municipal Electric Authority Revenue, 7.250% due 1/1/24    600,000    783,000                           600,000   783,000
Georgia Municipal Electric Authority Revenue, 5.500% due 1/1/20  1,000,000  1,051,250                         1,000,000 1,051,250
Georgia Municipal Gas Authority Revenue, 5.000% due 11/1/13        500,000    506,875                           500,000   506,875
Georgia Municipal Gas Authority Revenue, 6.300% due 7/1/09         500,000    544,375                           500,000   544,375
Georgia State General Obligation, 4.400% due 7/1/01                                      270,000   275,319      270,000   275,319
Georgia State General Obligation, 6.800% due 11/1/04                                     200,000   213,654      200,000   213,654
Georgia State HFA:
     4.300% due 12/1/05                                                                  185,000   185,289      185,000   185,289
     4.450% due 12/1/07                                                                  250,000   250,700      250,000   250,700
     Series A, 6.600% due 12/1/23                                  350,000    368,812                           350,000   368,812
     Series A-1, 5.300% due 6/1/17                               1,000,000  1,018,750                         1,000,000 1,018,750
     Series A-2, 6.550% due 12/1/27                                500,000    530,625                           500,000   530,625
Georgia State Public Improvements, Series D, 5.250% due 10/1/14    500,000    532,500                           500,000   532,500
Georgia State Residential Finance Authority, 7.250% due 12/1/21    285,000    302,812                           285,000   302,812
Georgia State Tollway Authority Revenue Refunding,
  5.000% due 7/1/10                                              1,000,000  1,055,000                         1,000,000 1,055,000
Griffin - Spalding County School District, 5.050% due 2/1/07                             250,000   260,325      250,000   260,325
Gwinnett County Recreational Authority, 5.1 00% due 2/1/00                               200,000   202,806      200,000   202,806
Gwinnett County Water & Sewer Revenue, 5.050% due 8/1/04                                 225,000   237,150      225,000   237,150
Hall County School District, 6.000% due 12/1/03                                          150,000   163,175      150,000   163,175
Henry County School District, 5.500% due 8/1/02                                          750,000   792,953      750,000   792,953
Hogansville Combined Public Utility System, 5.850% due 10/1/15    1000,000  1,097,500                         1,000,000 1,097,500
Houston County School District, 5.050% due 3/1/08                                        250,000   259,675      250,000   259,675

--------------------------------------------------------------------------------
Combined Schedule of Investments                                  April 30, 1999
--------------------------------------------------------------------------------

                                                                                                                 GEORGIA PRO FORMA
                                                                            GEORGIA             ALTERMAN              COMBINED
                                                                        FACE                  FACE                 FACE
                               SECURITY                                AMOUNT     VALUE      AMOUNT    VALUE      AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------------------

LaGrange Water & Sewer Revenue, 6.900% due 1/1/01                                          $ 400,000 $ 417,304   $400,000  $417,304
Lawrenceville Housing Authority, 6.250% due 12/1/29                 $1,000,000 $1,086,250                       1,000,000 1,086,250
Macon Water Authority, Water & Sewer Revenue, 4.500% due 10/01/02                            250,000   255,483    250,000   255,483
Macon Water Authority, Water & Sewer Revenue, 5.250% due 10/1/15       500,000    516,875                         500,000   516,875
Marietta General Obligations, 5.000% due 1/1/00                                              275,000   278,240    275,000   278,240
Marietta General Obligations, 5.000% due 1/1/01                                              235,000   240,903    235,000   240,903
Marietta General Obligations School Buildings, 9.300% due 1/1/01                             300,000   327,252    300,000   327,252
Metro Atlanta Rapid Transit Authority Revenue, 5.600% due 7/1/00                             180,000   184,802    180,000   184,802
Metro Atlanta Rapid Transit Authority Revenue, 6.250% due 7/1/20       250,000    289,375                         250,000   289,375
Milledgeville Water & Sewer Revenue, FSA-Insured,
  6.000% due 12/1/21                                                   500,000    565,625                         500,000   565,625
Monroe County Development Authority PCR, 6.800% due 1/1/12             500,000    585,000                         500,000   585,000
Monroe County Development Authority PCR, 5.250% due 1/1/15           1,080,000  1,127,250                       1,080,000 1,127,250
Muni Gas Authority, 4.200% due 6/1/08                                                        300,000   298,050    300,000   298,050
Muscogee County School District, 4.250% due 11/1/99                                          300,000   301,557    300,000   301,557
Paulding County, 5.550% due 8/1/09                                                           300,000   317,235    300,000   317,235
Peachtree City Water & Sewer Authority, 5.375% due 3/1/22            1,000,000  1,027,500                      1,000,000  1,027,500
Private Colleges & Universities Authority Revenue,
  5.750% due 10/1/02                                                                         200,000   213,214    200,000   213,214
Private Colleges & Universities Authority Revenue:
     Agnes Scott College Project, 4.750% due 6/1/28                  1,000,000    936,250                       1,000,000   936,250
     Emory University Project, Series A, 5.000% due 11/1/15          1,000,000  1,002,500                       1,000,000 1,002,500
     Emory University Project, 4.250% due 11/1/05                                            200,000   201,722    200,000   201,722
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue,
  10.250% 7/1/09                                                       485,000    650,506                         485,000   650,506
Puerto Rico Commonwealth Highway & Transportation Authority
  5.000% due 7/1/36                                                  1,500,000  1,471,875                       1,500,000 1,471,875
Puerto Rico Commonwealth, Public Improvement, 4.500% due 7/1/23      2,290,000  2,115,388                       2,290,000 2,115,388
Puerto Rico Electric Power Authority Revenue, 4.500% due 7/1/18      2,200,000  2,079,000                       2,200,000 2,079,000
Puerto Rico Housing Bank and Finance Agency, 7.500% due 12/1/06        500,000    583,750                         500,000   583,750
Puerto Rico Housing Bank and Finance Agency, 6.250% due 4/1/29         330,000    352,275                         330,000   352,275
Puerto Rico Industrial Tourist Educational, Medical & Environmental
       Control Facility Finance Authority, 5.625% due 7/1/27           750,000    754,688                         750,000   754,688
Puerto Rico Industrial Tourist Educational, Medical & Environmental
       Control Facility Finance Authority, 6.700% due 5/1/24           500,000    541,250                         500,000   541,250
Richmond County Development Authority, 5.400% due 2/1/33             2,000,000  2,007,500                       2,000,000 2,007,500
Richmond County Water and Sewer Revenue, 9.875% due 4/1/02             145,000    160,588                         145,000   160,588
Richmond County Water and Sewer Revenue, 4.900% due 10/1/08                                  250,000   260,815    250,000   260,815
Rockdale County Development Authority, 7.500% due 1/1/26             1,000,000  1,063,750                       1,000,000 1,063,750
Rockdale County School District 4,750% due 1/1/01                                            225,000   229,754    225,000   229,754
Rockdale County School District 6.000% due 1/1/04                                            250,000   272,220    250,000   272,220
Rockdale County Water and Sewer Revenue, 4.700% due 7/1/06                                   250,000   259,690    250,000   259,690
Savannah EDA, 6,200% due 9/1/04                                                              500,000   524,355    500,000   524,355
Savannah Hospital Authority Revenue, 7.000% due 1/1/11                 500,000    561,875                         500,000   561,875
Savannah Hospital Authority Revenue, 5.250 due 7/1/14                  725,000    747,656                         725,000   747,656
Savannah EDA, PCR, 6.150% due 3/1/17                                   500,000    557,500                         500,000   557,500
Savannah EDA. 5.850% due 1/1/09                                                              515,000   559,058    515,000   559,058
Savannah EDA, zero coupon due 12/1/21                                1,000,000    292,500                       1,000,000   292,500
Savannah Water and Sewer Authority, 4.650% due 12/1/08                                       500,000   509,535    500,000   509,535
South Fulton Jail Authority, 5.550% due 12/1110                                              225,000   244,771    225,000   244,771
Tift County Development Authority, 5.250% due 2/1/08                                         300,000   312,645    300,000   312,645
Tri City Hospital Authority Revenue. South Fulton Hospital
  10.250% due 7/1/06                                                   620.000   796.700                          620,000   796,700


--------------------------------------------------------------------------------
Combined Schedule of Investments                                  April 30, 1999
--------------------------------------------------------------------------------

                                                                                                                GEORGIA PRO FORMA
                                                                     GEORGIA                   ALTERMAN             COMBINED
                                                               FACE                     FACE                     FACE
                        SECURITY                              AMOUNT       VALUE       AMOUNT      VALUE        AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Troup County School District, 5.125% due 7/1/03                                       $500,000    $526,535     $500,000    $526,535
Virgin Islands HFA, 6.450% due 3/1/16                        $235,000    $248,512                               235,000     248,512
Virgin Islands Public Financing Authority Revenue,
  5.500% due 10/1/18                                        1,000,000   1,018,750                             1,000,000   1,018,750
Warner Robins Water & Sewer Authority, 5.600% due 711/99                               440,000     441,747      440,000     441,747
Washington Wilkes Payroll Development,
  zero coupon due 12/1/21                                   2,000,000     562,500                             2,000,000     562,500
                                                         ------------------------  -----------------------  -----------------------
                           TOTAL INVESTMENTS              $57,185,000 $55,926,942  $21,340,442 $22,174,734  $78,525,442 $78,101,676
                                                         ========================  =======================  =======================


It is not currently anticipated that there would be a significant rebalancing of the Alterman portfolio securities following the consummation of the Reorganization.

         THE ANNUAL REPORT AND STATEMENT OF ADDITIONAL INFORMATION OF
         THE GEORGIA PORTFOLIO DATED MARCH 31, 1999 AND JULY 29, 1999,
                  RESPECTIVELY, ARE INCORPORATED BY REFERENCE
                     TO THE MOST RECENT FILINGS THEREOF BY
                            SMITH BARNEY MUNI FUNDS

       THE ANNUAL REPORT AND PROSPECTUS OF ALTERMAN DATED APRIL 30, 1999 AND AUGUST 14, 1992, RESPECTIVELY, ARE INCORPORATED BY REFERENCE
                TO THE MOST RECENT FILINGS THEREOF BY ALTERMAN


Any statement contained in a document incorporated or deemed to be incorporated by reference herein shall be deemed to be modified or superseded for purposes of this Proxy Statement/ Prospectus to the extent that a statement contained herein modifies or supersedes such statement. Any such statement so modified or superseded shall not be deemed, except as so modified or superseded, to constitute a part of this Proxy Statement/Prospectus.

                                    PART C

                               OTHER INFORMATION


        Part C of this Registration Statement is incorporated by reference into this Pre-Effective Amendment No. 2 to the Registration Statement from Pre-Effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 10, 1999, and the initial filing of the Registration Statement on October 13, 1999.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 15th day of November, 1999.

                                    SMITH BARNEY MUNI FUNDS

                                    By:  /s/ Heath B. McLendon
                                         --------------------------------------
                                         Heath B. McLendon
                                         President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              SIGNATURE                           TITLE                          DATE
              ---------                           -----                          ----

/s/ Heath B. McLendon                    President, Chief Executive         November 15, 1999
-------------------------------------       Officer and Trustee
Heath B. McLendon

/s/ Lee Abraham*                                 Trustee                    November 15, 1999
-------------------------------------
Lee Abraham

/s/ Allan J. Bloostein*                          Trustee                    November 15, 1999
-------------------------------------
Allan J. Bloostein

/s/ Jane F. Dasher*                              Trustee                    November 15, 1999
-------------------------------------
Jane F. Dasher

/s/ Donald R. Foley*                             Trustee                    November 15, 1999
-------------------------------------
Donald R. Foley

/s/ Paul Hardin III*                             Trustee                    November 15, 1999
-------------------------------------
Paul Hardin III

/s/ Richard E. Hanson*                           Trustee                    November 15, 1999
-------------------------------------
Richard E. Hanson

              SIGNATURE                           TITLE                          DATE
              ---------                           -----                          ----
/s/ Roderick C. Rasmussen*                       Trustee                   November 15, 1999
-------------------------------------
Roderick C. Rasmussen

/s/ John P. Toolan*                              Trustee                   November 15, 1999
-------------------------------------
John P. Toolan

/s/ Lewis E. Daidone                       Senior Vice President           November 15, 1999
-------------------------------------          and Treasurer
Lewis E. Daidone

*By: /s/ Christina T. Sydor                      Secretary                 November 15, 1999
     --------------------------------
     Christina T. Sydor
     Pursuant to Power of Attorney